VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 95.4%
Australia : 17.4%
Bellevue Gold Ltd. * 14,818,763 $ 13,409,969
De Grey Mining Ltd. * 15,922,548 15,177,402
Emerald Resources NL * † 5,294,751 14,026,360
Northern Star Resources Ltd. 2,122,700 23,252,579
OceanaGold Corp. (CAD) 5,685,800 16,101,604
Perseus Mining Ltd. 1,835,600 3,281,052
Predictive Discovery Ltd. * 82,421,400 14,890,264
Resolute Mining Ltd. * 25,008,335 12,711,028
Spartan Resources Ltd./
Australia * † 8,300,000 8,222,614
West African Resources
Ltd. * 7,504,984 8,898,401
Westgold Resources Ltd.
(CAD) * 4,621,287 8,234,908
138,206,181
Brazil : 3.9%
Wheaton Precious Metals
Corp. (USD) 516,693 31,559,608
Underline
Canada : 54.4%
Agnico Eagle Mines Ltd.
(USD) 507,348 40,871,955
Alamos Gold, Inc. (USD) 2,725,823 54,352,911
Allied Gold Corp. * 1,513,068 3,602,410
Artemis Gold, Inc. * † 1,949,000 18,690,916
Barrick Gold Corp. (USD) 712,700 14,175,603
Bear Creek Mining Corp. * ø 948,000 248,837
Calibre Mining Corp. * 5,244,414 10,120,833
Franco-Nevada Corp. (USD) 181,700 22,576,225
G Mining Ventures Corp. * 4,978,525 34,528,866
Galiano Gold, Inc. * † 6,351,000 9,063,130
Galway Metals, Inc. * ‡ 5,301,789 2,469,686
GoGold Resources, Inc. * ø 2,725,643 2,579,632
Kinross Gold Corp. (USD) 4,264,618 39,916,824
Liberty Gold Corp. * ‡ ø 10,822,000 2,720,603
Liberty Gold Corp. ‡∞ ø 13,249,620 3,353,037
Liberty Gold Corp. * ‡ 21,139,114 5,314,281
Lundin Gold, Inc. 1,176,700 25,448,982
MAG Silver Corp. * 1,189,000 16,730,134
Montage Gold Corp. 3,151,300 4,233,849
O3 Mining, Inc. * 1,807,700 1,430,174
Osisko Gold Royalties Ltd.
(USD) 1,811,800 33,536,418
Pan American Silver Corp.
(USD) 1,620,400 33,817,748
Probe Gold, Inc. * 3,434,223 4,316,743
Silver Tiger Metals, Inc. * 5,982,500 1,194,333
Skeena Resources Ltd. * † 1,264,550 10,743,229
Snowline Gold Corp. * † ø 2,462,000 10,248,852
Thesis Gold, Inc. * † ‡ 13,043,768 8,149,642
Torex Gold Resources, Inc. * 632,500 12,070,557
West Red Lake Gold Mines
Ltd. * 11,157,000 6,187,105
432,693,515
Ivory Coast : 0.8%
Montage Gold Corp. (CAD) * 4,554,000 6,397,723
Underline
Number
of Shares Value
South Africa : 6.5%
Anglogold Ashanti Plc (USD) 1,045,400 $ 27,839,002
Gold Fields Ltd. (ADR) 1,589,300 24,395,755
52,234,757
Turkey : 1.5%
Eldorado Gold Corp. (USD) * 689,033 11,968,503
Underline
United Kingdom : 0.8%
Endeavour Mining Plc (CAD) 258,531 6,143,803
Underline
United States : 10.1%
Freeport-McMoRan, Inc. 257,800 12,869,376
GoGold Resources, Inc.
(CAD) * † 3,120,018 2,952,880
Newmont Corp. 763,726 40,821,155
Royal Gold, Inc. 168,900 23,696,670
80,340,081
Total Common Stocks
(Cost: $441,338,739) 759,544,171
WARRANTS : 0.1%
(Cost: $0)
Canada : 0.1%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26‡∞
ø 6,624,810 383,117
Underline
EXCHANGE TRADED FUND : 4.0% (a)
(Cost: $26,027,264)
United States : 4.0%
SPDR Gold MiniShares
Trust * 608,000 31,695,040
Underline
MONEY MARKET FUND : 0.0%
(Cost: $33,234)
Invesco Treasury Portfolio -
Institutional Class 33,234 33,234
Underline
Total Investments Before Collateral for
Securities Loaned: 99.5%
(Cost: $467,399,237) 791,655,562
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.2%
Money Market Fund: 0.2%
(Cost: $1,897,871)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,897,871 1,897,871
Total Investments: 99.7%
(Cost: $469,297,108) 793,553,433
Other assets less liabilities: 0.3% 2,295,823
NET ASSETS: 100.0% $ 795,849,256

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $16,831,142.
ø Restricted Security – the aggregate value of restricted securities is $19,534,078, or 2.5% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.
sec.gov.
Restricted securities held by the Fund as of September 30, 2024 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Bear Creek Mining Corp. 08/15/2015 948,000 $ 2,824,202 $ 248,837 0.0%
GoGold Resources, Inc. 08/31/2020 2,725,643 2,002,864 2,579,632 0.3%
Liberty Gold Corp. 05/17/2024 13,249,620 3,407,574 3,353,037 0.4%
Liberty Gold Corp. 10/04/2021 10,822,000 5,624,767 2,720,603 0.4%
Liberty Gold Corp.
 *
05/17/2024 6,624,810 0 383,117 0.1%
Snowline Gold Corp. 04/25/2024 2,462,000 6,930,066 10,248,852 1.3%
$20,789,473 $19,534,078 2.5%
* Warrants
Transactions in securities of affiliates for the period ended September 30, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2024
Dividend
Income
Galway Metals, Inc. $1,620,486 $– $– $– $849,200 $2,469,686 $–
Goldsource Mines,
Inc. 862,838 – (1,515,528) (1,555,916) 2,208,606 – –
Liberty Gold Corp. 4,945,568 – – – 368,713 5,314,281 –
Liberty Gold Corp.ø –(a) – – – 147,923 2,720,603 –
Liberty Gold Corp.ø – 3,407,574 – – (54,537) 3,353,037 –
Liberty Gold
Corp.
*
ø – – – – 383,117 383,117 –
Thesis Gold, Inc. –(a) 4,539,383 – – 1,818,388 8,149,642 –
West Red Lake
Gold Mines Ltd. 6,904,449 – – – (717,344) –(b) –
Total
$14,333,341 $7,946,957 $(1,515,528) $(1,555,916) $5,004,066 $22,390,366 $–
ø Restricted Security.
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
* Warrants
(b) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.